Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	[1]	$ 86,323	$ 76,460
Precious metals		755	1,181
Trading assets
Securities		137,148	108,331
Loans		8,113	8,352
Other		1,051	1,156
Securities purchased under resale agreements and securities borrowed		127,739	119,747
Derivative financial instruments		42,302	45,065
Investment securities		75,199	111,389
Loans:
Residential mortgages		319,678	284,684
Personal loans		91,540	93,758
Credit cards		12,450	14,797
Business & government		218,944	217,663
Property and equipment	[2]	5,621	5,897
Investment in associates		2,604	2,475
Goodwill and other intangibles assets		16,604	17,015
Total		1,184,844	1,136,466
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		86,323	76,460
Precious metals		755	1,181
Trading assets
Securities		137,148	108,331
Loans		8,113	8,352
Other		1,051	1,156
Securities purchased under resale agreements and securities borrowed		127,739	119,747
Derivative financial instruments		42,302	45,065
Investment securities		75,199	111,389
Loans:
Residential mortgages		319,678	284,684
Personal loans		91,540	93,758
Credit cards		12,450	14,797
Business & government		218,944	217,663
Allowances for credit losses		(5,626)	(7,639)
Customers' liability under acceptances		20,404	14,228
Property and equipment		5,621	5,897
Investment in associates		2,604	2,475
Goodwill and other intangibles assets		16,604	17,015
Other (including Deferred tax assets)		23,995	21,907
Total		1,184,844	1,136,466
Credit risk [member] | Credit risk exposure drawn non retail [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		83,176	73,406
Trading assets
Securities		1
Loans		470	1,640
Investment securities		70,193	105,811
Loans:
Residential mortgages		77,773	83,606
Business & government		208,967	206,607
Allowances for credit losses		(552)	(561)
Customers' liability under acceptances		20,441	14,305
Other (including Deferred tax assets)		1,772	1,844
Total		462,241	486,658
Credit risk [member] | Credit risk exposure drawn retail [member]
Loans:
Residential mortgages		241,833	200,985
Personal loans		89,518	91,435
Credit cards		10,842	12,347
Business & government		4,025	3,649
Allowances for credit losses		(759)	(944)
Other (including Deferred tax assets)		659	936
Total		346,118	308,408
Credit risk [member] | Other exposures securitization [member]
Loans:
Personal loans		2,015	2,314
Credit cards		136	93
Business & government		5,861	6,974
Total		8,012	9,381
Credit risk [member] | Other credit risk exposure repo-style transactions [member]
Trading assets
Loans			177
Securities purchased under resale agreements and securities borrowed		127,739	119,747
Loans:
Other (including Deferred tax assets)		2	10
Total		127,741	119,934
Credit risk [member] | Other credit risk exposure over-the-counter derivatives [member]
Trading assets
Derivative financial instruments		42,302	45,065
Loans:
Total		42,302	45,065
Credit risk [member] | Other credit risk exposure equity [member]
Trading assets
Investment securities		4,373	3,056
Loans:
Investment in associates		46
Total		4,419	3,056
Credit risk [member] | Other market risk exposures also subject to credit risk [member]
Trading assets
Loans		397	1,470
Derivative financial instruments		35,379	39,294
Loans:
Total		35,776	40,764
Credit risk [member] | Other exposures [member]
Disclosure of detailed information about financial instruments [line items]
Precious metals		755	1,181
Trading assets
Securities		137,147	108,331
Loans		7,643	6,535
Other		1,051	1,156
Loans:
Total		146,596	117,203
Credit risk [member] | Other market risk exposures others [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		3,147	3,054
Trading assets
Investment securities		633	2,522
Loans:
Residential mortgages		72	93
Personal loans		7	9
Credit cards		1,472	2,357
Business & government		91	433
Allowances for credit losses		(4,315)	(6,134)
Customers' liability under acceptances		(37)	(77)
Property and equipment		5,621	5,897
Investment in associates		2,558	2,475
Goodwill and other intangibles assets		16,604	17,015
Other (including Deferred tax assets)		21,562	19,117
Total		$ 47,415	$ 46,761

[1]	Net of allowances of $1 (2020 – $1).
[2]	Includes $40 (2020 – $43) of investment property.